Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	27.45%	(22.78%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(93.07%)	(80.18%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.49%)	205.06%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(76.27%)	(90.69%)
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	25.56%